Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jul. 10, 2015
Document Effective Date	Jul. 10, 2015
Prospectus Date	Jul. 10, 2015
WHV/EAM International Small Cap Equity Fund | Class C
Prospectus:
Trading Symbol	WHSCX
WHV/EAM Emerging Markets Small Cap Equity Fund | Class C
Prospectus:
Trading Symbol	WVECX